Commitments And Contingencies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 28, 2013	Dec. 29, 2012	Dec. 31, 2011	Dec. 28, 2013 Riata Litigation [Member]	Dec. 28, 2013 Silzone Product Liability Insurance [Member]	Dec. 28, 2013 Superior Court of California case for Los Angeles City and County [Member] Riata Litigation [Member]	Jul. 15, 2013 Superior Court of California case for Los Angeles City and County [Member] Riata Litigation [Member]	Apr. 29, 2013 Superior Court of California case for Los Angeles City and County [Member] Riata Litigation [Member]	Apr. 04, 2013 Superior Court of California case for Los Angeles City and County [Member] Riata Litigation [Member]	Dec. 28, 2013 U.S. District Court for the Central District of California [Member] Riata Litigation [Member]	Dec. 28, 2013 Ontario Class Action Matters [Member] Silzone Litigation [Member]	Jun. 30, 2012 Ontario Class Action Matters [Member] Silzone Litigation [Member]	Dec. 28, 2013 Individual Ontario Case [Member] Silzone Litigation [Member]	Dec. 28, 2013 VolcanoCorpvs.Lightlab [Member] D	Dec. 29, 2012 Regulatory Matters Sylmar, CA [Member]	Dec. 28, 2013 Federal Court [Member] Riata Litigation [Member]	Dec. 28, 2013 Federal Court [Member] U.S. District Court for the Central District of California [Member] Riata Litigation [Member]	Dec. 28, 2013 Federal Court [Member] U.S. District Court for the District of Minnesota [Member] Riata Litigation [Member]	Dec. 28, 2013 Federal Court [Member] U.S. District Court for the District of South Carolina [Member] Riata Litigation [Member]	Sep. 28, 2013 Federal Court [Member] U.S. District Court for the Northern District of New York [Member] Riata Litigation [Member]	Sep. 28, 2013 Federal Court [Member] U.S. District Court for the Western District of New York [Member] Riata Litigation [Member]	Dec. 28, 2013 Federal Court [Member] U.S. District Court for the Middle District of Florida [Member] Riata Litigation [Member]	Dec. 28, 2013 Federal Court [Member] U.S. District Court for the Western District of Kentucky [Member] Riata Litigation [Member]	Dec. 28, 2013 Federal Court [Member] U.S. District Court for the Southern District of West Virginia [Member] Riata Litigation [Member]	Dec. 28, 2013 State Court [Member] Riata Litigation [Member]	Dec. 28, 2013 State Court [Member] Minnesota [Member] Riata Litigation [Member]	Dec. 28, 2013 State Court [Member] California [Member] Riata Litigation [Member]	Dec. 28, 2013 State Court [Member] Indiana [Member] Riata Litigation [Member]	Dec. 28, 2013 State Court [Member] Georgia [Member] Riata Litigation [Member]	Dec. 28, 2013 State Court [Member] Kentucky [Member] Riata Litigation [Member]
Commitments And Contingencies [Line Items]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 30
Operating Leases, Future Minimum Payments, Due in Two Years	22
Operating Leases, Future Minimum Payments, Due in Three Years	15
Operating Leases, Future Minimum Payments, Due in Four Years	15
Operating Leases, Future Minimum Payments, Due in Five Years	10
Operating Leases, Future Minimum Payments, Due Thereafter	4
Operating Leases, Rent Expense	36	44	45
Number of lawsuits outstanding				44												18	9	3	1	1	1	1	1	1	26	7	16	1	1	1
Number of multi-plaintiff lawsuits outstanding, excluding class action lawsuits				5
Number of plaintiffs to exceed in one lawsuit to result in a multi-plaintiff case	1
Number of claimants in lawsuit						2	21	3	29	2
Number of outstanding class actions											1
Number of lawsuits outstanding, excluding class action lawsuits													1
Number of common class issues in class action suit												9
Minimum damage loss claimed													1
Remaining insurance coverage for Silzone claims					$ 10
days of legal notice														45
Number of Form 483 Observations															11